Commitments and Contingencies - Numbers of Items (Details) - item					12 Months Ended
	Jul. 02, 2015	Apr. 29, 2015	Oct. 17, 2014	Sep. 18, 2014	Dec. 31, 2016	Sep. 19, 2012
Notes Payable, Long-term Debt, Commitments and Contingencies
Number of foreign companies, where records requested by court		37
Number of individuals, where records requested by court		5	1	1
Number of entities, where records requested by court			8	9
Number of search warrants executed authorizing the seizure of certain records from Seaboard's offices in Merriam, Kansas and at the Seaboard Foods employment office and the human resources department in Guymon, Oklahoma.						3
Number of civil or criminal proceedings or charges filed					0
Number of subpoenas received	2